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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment / /; Amendment Number :
                                               ---------
                      This Amendment:   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         P2 Capital Partners, LLC
                 -------------------------------
   Address:      590 Madison Avenue
                 -------------------------------
                 25th Floor
                 -------------------------------
                 New York, New York 10022
                 -------------------------------

Form 13F File Number: 28-13302
                     ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason Carri
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (212) 508-5500
         -------------------------------

Signature, Place and Date of Signing:

      s/Jason Carri             New York, New York        February 14, 2011
--------------------------------------------------------------------------------
        Signature                  City, State                   Date

Report Type:

/X/ 13F HOLDINGS REPORT.

/ / 13F NOTICE.

/ / 13F COMBINATION REPORT.
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          16
                                        --------------------

Form 13F Information Table Value Total:       $669,274
                                        --------------------
                                             Thousands

List of Other Included Managers:  NONE

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
         COLUMN 1                  COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------  --------- -------- ------------------  ---------- -------- -----------------------
         NAME OF                                            VALUE   SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
         ISSUER                 TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL  DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------ ---------------  --------- -------- --------- --- ----  ---------- -------- --------- ------  -----
Bally Technologies, Inc.       Common Stock     05874B107  $60,026 1,422,744 SH   -     SHARED-     NONE   1,422,744    -      -
                                                                                        DEFINED
CACI International Inc.        Common Stock     127190304  $18,300   342,700 SH   -     SHARED-     NONE     342,700     -     -
                                                                                        DEFINED
CBIZ, Inc.                     Common Stock     124805102  $15,090 2,418,265 SH    -    SHARED-     NONE   2,418,265     -     -
                                                                                        DEFINED
Forrester Research, Inc.       Common Stock     346563109  $30,444   862,672 SH    -    SHARED-     NONE     862,672     -     -
                                                                                        DEFINED
Gen-Probe                      Common Stock     36866T103  $45,247   775,439 SH    -    SHARED-     NONE     775,439     -     -
Incorporated                                                                            DEFINED
Haemonetics                    Common Stock     405024100  $51,394   813,451 SH    -    SHARED-     NONE     813,451     -     -
Corporation                                                                             DEFINED
Interline Brands, Inc.         Common Stock     458743101  $36,874 1,619,399 SH    -    SHARED-     NONE   1,619,399     -     -
                                                                                        DEFINED
Kendle International Inc.      Common Stock     48880L107   $7,852   721,030 SH    -    SHARED-     NONE     721,030     -     -
                                                                                        DEFINED
The Middleby Corporation       Common Stock     596278101  $45,219   535,646 SH    -    SHARED-     NONE     535,646     -     -
                                                                                        DEFINED
Patterson Companies, Inc.      Common Stock     703395103  $49,323 1,610,282 SH    -    SHARED-     NONE   1,610,282     -     -
                                                                                        DEFINED
Pool Corporation               Common Stock     73278L105  $46,305 2,054,334 SH    -    SHARED-     NONE   2,054,334     -     -
                                                                                        DEFINED
PSS World Medical, Inc.        Common Stock     69366A100  $60,435 2,674,117 SH    -    SHARED-     NONE   2,674,117     -     -
                                                                                        DEFINED
S1 Corporation                 Common Stock     78463B101  $17,484 2,533,900 SH    -    SHARED-     NONE   2,533,900     -     -
                                                                                        DEFINED
The Scotts                     Common Stock     810186106  $34,188   673,384 SH    -    SHARED      NONE     673,384     -     -
Miracle-Gro Company                                                                     DEFINED
UTi Worldwide Inc.             Ordinary Shares  G87210103 $103,270 4,871,233 SH    -    SHARED-     NONE   4,871,233     -     -
                                                                                        DEFINED
VCA Antech, Inc.               Common Stock     918194101  $47,824 2,053,434 SH    -    SHARED-     NONE   2,053,434     -     -
                                                                                        DEFINED

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